Consolidated balance sheets - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	€ 1,553,253	€ 1,273,787
Trade accounts and other receivables from unrelated parties	3,662,142	3,574,270
Accounts receivable from related parties	52,089	140,072
Inventories	2,303,898	2,296,214
Other current assets	1,046,313	919,112
Assets held for sale	436,511
Total current assets	9,054,206	8,203,455
Property, plant and equipment	3,938,156	4,152,682
Right-of-use assets	3,947,316	4,187,126
Intangible assets	1,406,606	1,518,677
Goodwill	15,407,279	15,791,181
Deferred taxes	304,142	312,679
Investment in equity method investees	705,102	773,724
Other non-current assets	871,889	814,590
Total non-current assets	26,580,490	27,550,659
Total assets	35,634,696	35,754,114
Liabilities
Accounts payable to unrelated parties	753,120	813,255
Accounts payable to related parties	91,646	118,083
Current provisions and other current liabilities	3,579,344	3,355,144
Short-term debt from unrelated parties	546,829	665,013
Short-term debt from related parties	3,000	4,000
Current portion of long-term debt	707,204	694,062
Current portion of lease liabilities from unrelated parties	626,515	649,844
Current portion of lease liabilities from related parties	23,866	23,981
Income tax liabilities	222,786	143,932
Liabilities directly associated with assets held for sale	65,021
Total current liabilities	6,619,331	6,467,314
Long-term debt, less current portion	7,264,340	7,170,734
Lease liabilities from unrelated parties, less current portion	3,687,221	3,875,216
Lease liabilities from related parties, less current portion	115,537	129,722
Non-current provisions and other non-current liabilities	1,111,709	1,183,910
Pension liabilities	508,044	514,219
Income tax liabilities	40,159	27,345
Deferred taxes	853,787	936,475
Total non-current liabilities	13,580,797	13,837,621
Total liabilities	20,200,128	20,304,935
Shareholders' equity:
Ordinary shares, no par value, €1.00 nominal value, 362,370,124 shares authorized, 293,413,449 issued and outstanding as of September 30, 2023 (December 31, 2022: 293,413,449)	293,413	293,413
Additional paid-in capital	3,378,074	3,372,799
Retained earnings	10,759,202	10,711,709
Accumulated other comprehensive income (loss)	(424,130)	(388,468)
Total FMC AG & Co. KGaA shareholders' equity	14,006,559	13,989,453
Noncontrolling interests	1,428,009	1,459,726
Total equity	15,434,568	15,449,179
Total liabilities and equity	€ 35,634,696	€ 35,754,114